Information about financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Information about financial instruments
Information about financial instruments
Financial assets and liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2015	2016	2017	2015	2016	2017
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$16,497	$15,285	$20,926	$16,497	$15,285	$20,926
Loans and other receivables
Deposits	345	332	402	345	332	402
Available for sale instruments
Long-term investments	321	310	353	321	310	353
Cash, cash equivalents and short-term investments	8,681	20,547	3,295	8,681	20,547	3,295
Total financial assets	$25,844	$36,474	$24,976	$25,844	$36,474	$24,976
Total current	$25,178	$35,832	$24,221	$25,178	$35,832	$24,221
Total non-current	$666	$642	$755	$666	$642	$755
Financial liabilities:
Interest-bearing loans and borrowings:
Finance lease liability	12	—	—	12	—	—
Interest-bearing receivables financing	6,472	7,712	7,413	6,472	7,712	7,413
Convertible debt and accrued expenses	8,984	16,338	17,063	8,984	16,115	16,309
Government loans	1,851	1,852	2,071	1,851	1,852	2,071
Research project financing	2,947	3,306	4,004	2,947	3,306	4,004
Trade and other payables (current and non current)	12,755	18,358	13,023	12,755	18,358	13,023
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	39	150	—	39	150	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	6,091	—	—	6,091	—	—
Total financial liabilities	$39,151	$47,716	$43,574	$39,151	$47,493	$42,820
Total current	$22,112	$26,431	$21,935	$22,112	$26,431	$21,935
Total non-current	$17,039	$21,285	$21,639	$17,039	$21,062	$20,885

The carrying values of current financial instruments (cash and cash equivalents, short-term investments, trade receivables and trade and other payables, and interest-bearing receivables financing) approximate their fair values, due to their short-term nature.
Available for sale long-term investments are primarily related to:

•
a bank guarantee secured by pledges of investments in money market funds issued in favor of the owners of leased office space to secure annual lease payments by the Company for its office space in Colombes;

•	bank credit lines used in connection with the purchase of hedging instruments and finance lease, also secured by pledged money market funds.
Government loans received from the financial agency of the French government were recorded as financial instruments in compliance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.
The convertible debts are compound financial instruments. As described under Note 14.1, the fair value of the embedded derivative convertible debt was recalculated at the end of each reporting period until the related conversion prices were fixed. At December 31, 2016, as the conversion prices of both convertible debt issues had been fixed during the year, there was no longer any embedded derivative.
Fair Value Hierarchy
The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities

•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data
As at December 31, 2015, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$321	—	$321	—
Liabilities measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(39)	—	$(39)	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	$(6,091)	—	$(6,091)	—
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$310	—	$310	—
Liabilities measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$353	—	$353	—
Liabilities measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$72	—	$72	—
Financial instruments at fair value
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros.
The following tables present fair values of derivative financial instruments at December 31, 2015, 2016 and 2017.

	At December 31, 2015
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy U.S dollars, sell euros)	€2,300	$(38)
Options (buy euros, sell U.S. dollars)	2,500	(1)
Total	€4,800	$(39)

	At December 31, 2016
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€5,750	$(142)
Options (buy euros, sell U.S. dollars)	1,500	(8)
Total	€7,250	$(150)

	At December 31, 2017
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$53
Options (buy euros, sell U.S. dollars)	3,000	19
Total	€5,250	$72

The fair value of foreign currency related derivatives are included in the Consolidated Statement of Financial Position in “Other current financial liabilities” at December 31, 2015 and 2016 and in "Prepaid and other receivables" at December 31, 2017. The earnings impact of cash flow hedges relating to forecasted operating expense transactions is reported in operating expense. Realized and unrealized gains and losses on these instruments deemed effective for hedge accounting are deferred in accumulated other comprehensive income until the underlying transaction is recognized in earnings or the instruments are designated as hedges.
During the year ended December 31, 2017, the Company recorded a gain of $195,000 (loss of $91,000 and gain of $78,000 for the years ended December 31, 2016 and 2015, respectively) in other comprehensive income related to the effective portion of the change in fair value of its cash flow hedges. During the year ended December 31, 2017, the amount transferred from other comprehensive income to Consolidated Statement of Operations was a loss of $74,000 (losses of $44,000 and $309,000 during the year ended December 31, 2016 and 2015, respectively).
During the years ended December 31, 2015 and 2017, the Company recognized net losses of $6,000 and $3,000, respectively, related to the ineffective position of its hedging instrument. There was no ineffective portion of hedging instrument in the year ended December 31, 2016.
The derivatives have maturity dates of less than 12 months. Management believes counterparty risk on financial instruments is minimal since the Company deals with major banks and financial institutions.
The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The methodologies are as follows:

•
Cash, cash equivalents, short-term investments, accounts receivable, accounts payable, other receivable and accrued liabilities: due to the short-term nature of these balances, carrying amounts approximate fair value.

•
Available for sale long-term investments are composed of debt-based mutual funds with traded market prices. Their fair values amounted to $321,000, $310,000 and $353,000 at December 31, 2015, 2016 and 2017, respectively.

•
Foreign exchange forward and option contracts: the fair values of foreign exchange forward and option contracts were calculated using the market price that the Company would pay or receive to settle the related agreements, by reference to published exchange rates.

Financial risk management objectives and policies
The Company’s principal financial liabilities comprise trade payables (current and non-current), interest-bearing receivables financing, government loans and convertible debt. The Company has various financial assets such as trade receivables and cash and cash equivalents, which arise directly from its operations, as well as from capital increases.
The main risks arising from the Company’s financial instruments are foreign currency risk, credit risk, interest rate risk and cash flow liquidity risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Foreign currency risk
The Company faces the following foreign currency exposures:

•	Transaction risk arising from:

•	Operating activities, when revenues or expenses are denominated in different currencies from the functional currency of the entity carrying out these transactions.

•	Non derivative monetary financial instruments that are denominated and settled in a currency different from the functional currency of the entity which holds them.
Nearly 100% of total revenues and approximately 89% of total cost of sales are denominated in U.S. dollars. However, as a result of significant headcount and related costs from operations in France, which are denominated and settled in euros (the “structural costs”), the Company has transactional currency exposures which can be affected significantly by movements in the US dollar/euro exchange rates. Approximately 57% of operating expense is denominated in euros. (See Note 19.2 regarding the hedging arrangement in progress as of December 31, 2017).
If there were a 10% increase or decrease in exchange rate of the U.S. dollar to the euro, as measured using the Company's 2017 weighted average exchange rate of one euro = $1.1185, the Company estimates the impact, in absolute terms, on operating expenses for the year ended December 31, 2017 would have been approximately $2.3 million.
Credit risk
The Company trades only with recognized, creditworthy third parties. It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. The Company has subscribed to a credit insurance policy which provides assistance in determining credit limits and collection, in addition to some coverage of uncollectible amounts. In addition, receivable balances are monitored on an ongoing basis.
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2017	2016	2015	2017	2016	2015
A	Taiwan	17%	29%	—	$5,352,000	$4,870,000	$—
B	Taiwan	16%	Less than 10%	—	$4,060,000	$—	$—
C	China	Less than 10%	15%	14%	$246,800	$(100,000)	$1,167,000
D	China	—	Less than 10%	27%	$—	$(3,000)	$3,102,000
E	Taiwan	—	—	16%	$—	$—	$2,222,000

With respect to credit risk arising from the other financial assets, which comprise cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments. Nearly all cash and cash equivalents are held in France at two large and international banks.
Vendor concentration risk
Access to foundry capacity is critical to the Company’s operations as a fabless semiconductor company. The Company depends on a sole independent foundry in Taiwan to manufacture its semiconductor wafers.
Liquidity risk
The Company monitors its risk of a shortage of funds using a cash flow planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g. accounts receivables, other financial assets) and projected cash flows from operations.

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2015
Research project financing	$1,132	$—	$330	$645	$840	$—	$2,947
Interest-bearing receivables financing	6,472	—	—	—	—	—	6,472
Government loans	—	93	370	370	370	648	1,851
Convertible debt and accrued interests	—	—	8,984	—	—	—	8,984
Finance lease	39	—	—	—	—	—	39
Trade payables	9,498	3,257	—	—	—	—	12,755
Other financial liabilities	4,604	—	—	—	—	—	4,604
	$21,745	$3,350	$9,684	$1,015	$1,210	$648	$37,652
At December 31, 2016
Research project financing	$1,376	$631	$742	$425	$19	$30	$3,223
Interest-bearing receivables financing	7,712	—	—	—	—	—	7,712
Government loans	167	376	373	370	368	198	1,852
Convertible debt and accrued interests	—	—	16,338	—	—	—	16,338
Trade payables	18,358	—	—	—	—	—	18,358
Other financial liabilities	4,415	—	—	—	—	—	4,415
	$32,028	$1,007	$17,453	$795	$387	$228	$51,898
At December 31, 2017
Research project financing	$899	$1,246	$671	$291	$297	$441	$3,845
Interest-bearing receivables financing	7,413	—	—	—	—	—	7,413
Government loans	600	398	398	398	159	—	1,953
Convertible debt and accrued interests	—	11,861	5,202	—	—	—	17,063
Trade payables	13,023	—	—	—	—	—	13,023
Other financial liabilities	5,138	—	—	—	—	—	5,138
	$27,073	$13,505	$6,271	$689	$456	$441	$48,435

Company’s liquidity risk for the next 12 months is described in note 2.1.
Capital management
The primary objective of the Company’s capital management is to continue to execute according to its business plans and budgets in order to achieve profitability and positive cash flow, and to maximize shareholder value.
Changes in liabilities arising from financing activities

	January 1, 2017	Cash flows	Foreign exchange movement	Other	December 31, 2017
	(In thousands)
Government grant advances and loans	$5,745	2,600	915	(2,638)	$6,622
Convertible debt and accrued interest	$16,338	—	—	725	$17,063
Interest-bearing financing of receivables	$7,712	(299)	—	—	$7,413
Total	$29,795	2,301	915	(1,913)	$31,098